Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
(8)	Income Taxes

The components of income tax expense for the years ended December 31, 2014, 2013 and 2012 are as follows:

	2014	2013	2012
Current	$2,607	409	71
Deferred	28	550	(240)
Expense of operating loss carryforwards	536	1,351	1,240
Change in valuation allowance	(12)	—	—

	$3,159	2,310	1,071

The difference between income tax expense and the amount computed by applying the statutory federal income tax rate to income before taxes for the years ended December 31, 2014, 2013 and 2012 is as follows:

	2014	2013	2012
Pretax income at statutory rate	$3,085	2,147	1,064
State income tax expense, net	224	251	125
Cash surrender value income	(83)	(80)	(66)
Tax exempt interest	(65)	(56)	(68)
Minority interest	(174)	—	—
Merger related expenses	111	—	—
Change in valuation allowance	(12)	—	—
Other	73	48	16

	$3,159	2,310	1,071

The following summarizes the components of deferred taxes at December 31, 2014 and 2013.

	2014	2013
Deferred income tax assets:
Loans and allowance for loan losses	$4,471	2,501
Accrued expenses	106	107
Operating loss carryforwards and credits	7,037	3,260
Premises and equipment	283	672
Capital loss carryforward	—	14
Non-accrual interest income	31	75
Stock-based compensation	479	347
Other real estate	99	32
Investment in pass through entity	208	—
Other	157	164

Total gross deferred income tax assets	12,871	7,172
Less valuation allowance	—	(12)

Net deferred income tax assets	12,871	7,160
Deferred income tax liabilities:
Unrealized gains on investment securities available-for-sale	455	156
Prepaid expenses	182	154
Core deposit intangible	668	—
Goodwill	122	—
Leases	—	93

Total gross deferred income tax liabilities	1,427	403

Net deferred income tax assets	$11,444	6,757

As of December 31, 2014, the Company has net operating loss carryforwards totaling approximately $18,850,000 for federal taxes and $12,300,000 for state taxes that will begin to expire in 2029 and 2024 for federal and state taxes, respectively, unless previously utilized. The federal operating loss carryforwards are subject to limitation under Internal Revenue Code §382, but are expected to be utilized within the carryforward period. A majority of the state net operating loss carryforwards are also subject to limitation under Internal Revenue Code §382. These net operating losses are also expected to be utilized during the carryforward period.